Shareholder Report, Holdings (Details)		Oct. 31, 2025	Apr. 30, 2025
YieldMax AAPL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.40%
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 12/19/2025; Exercise Price: $255.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.40%
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 12/19/2025; Exercise Price: $255.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.30%)
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 11/07/2025; Exercise Price: $275.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 11/07/2025; Exercise Price: $282.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 11/07/2025; Exercise Price: $280.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	(0.00%)
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 11/07/2025; Exercise Price: $292.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[2]	0.00%
YieldMax AAPL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax AAPL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.30%)
YieldMax AAPL Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		73.00%
YieldMax AAPL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.40%
YieldMax AAPL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.60%
YieldMax(R) ABNB Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.70%
YieldMax(R) ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 12/19/2025; Exercise Price: $130.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(7.20%)
YieldMax(R) ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 12/19/2025; Exercise Price: $130.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.30%
YieldMax(R) ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 11/07/2025; Exercise Price: $129.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.10%)
YieldMax(R) ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 11/07/2025; Exercise Price: $134.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.00%
YieldMax(R) ABNB Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.10%)
YieldMax(R) ABNB Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(7.20%)
YieldMax(R) ABNB Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		73.00%
YieldMax(R) ABNB Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.70%
YieldMax(R) ABNB Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.30%
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/21/2025; Exercise Price: $17.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.20%
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/21/2025; Exercise Price: $17.51 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(5.50%)
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $18.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.90%)
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $17.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $19.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $18.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $20.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax(R) AI Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.60%)
YieldMax(R) AI Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(5.50%)
YieldMax(R) AI Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		93.00%
YieldMax(R) AI Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.00%
YieldMax(R) AMD Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.40%
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $260.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(7.40%)
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $260.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.10%
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $267.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.80%)
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $272.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $275.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $295.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.50%
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $285.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $277.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $305.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[3]	0.00%
YieldMax(R) AMD Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.20%)
YieldMax(R) AMD Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(7.40%)
YieldMax(R) AMD Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		82.60%
YieldMax(R) AMD Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.40%
YieldMax(R) AMD Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.00%
YieldMax(R) AMZN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.70%
YieldMax(R) AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.50%
YieldMax(R) AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $252.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax(R) AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMax(R) AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $260.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax(R) AMZN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax(R) AMZN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMax(R) AMZN Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		68.60%
YieldMax(R) AMZN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.70%
YieldMax(R) AMZN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.70%
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/21/2025; Exercise Price: $140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.10%
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $175.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/21/2025; Exercise Price: $140.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $180.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $182.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax(TM) BABA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.00%)
YieldMax(TM) BABA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax(TM) BABA Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		81.60%
YieldMax(TM) BABA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.40%
YieldMaxTM Bitcoin Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.40%
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 11/21/2025; Exercise Price: $65.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.70%)
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 11/21/2025; Exercise Price: $65.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.50%
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $62.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.80%)
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $62.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $63.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $64.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $65.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $65.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $66.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[4]	0.00%
YieldMaxTM Bitcoin Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.10%)
YieldMaxTM Bitcoin Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.70%)
YieldMaxTM Bitcoin Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		83.40%
YieldMaxTM Bitcoin Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.30%
YieldMaxTM Bitcoin Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.30%
YieldMax(R) BRK.B Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.20%
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc., Expiration: 11/21/2025; Exercise Price: $490.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.10%)
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc., Expiration: 11/21/2025; Exercise Price: $490.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.80%
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $485.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $482.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $480.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $492.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $487.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $495.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[5]	0.00%
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $497.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[5]	0.00%
YieldMax(R) BRK.B Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMax(R) BRK.B Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.10%)
YieldMax(R) BRK.B Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		95.80%
YieldMax(R) BRK.B Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.20%
YieldMax(R) BRK.B Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.00%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 12/19/2025;Exercise Price: $390.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(9.20%)
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.90%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 12/19/2025; Exercise Price: $390.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.60%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $357.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $362.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $377.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $370.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $382.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $365.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax COIN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.70%)
YieldMax COIN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(9.90%)
YieldMax COIN Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		89.80%
YieldMax COIN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax COIN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.10%
YieldMaxTM CVNA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		35.20%
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 12/19/2025; Exercise Price: $300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.40%
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 12/19/2025; Exercise Price: $300.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(8.40%)
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 11/07/2025; Exercise Price: $317.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 11/07/2025; Exercise Price: $322.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 11/07/2025; Exercise Price: $337.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 11/07/2025; Exercise Price: $330.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 11/07/2025; Exercise Price: $320.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 11/07/2025; Exercise Price: $350.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[6]	0.00%
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 11/07/2025; Exercise Price: $340.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[6]	0.00%
YieldMaxTM CVNA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.40%)
YieldMaxTM CVNA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(8.40%)
YieldMaxTM CVNA Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		54.00%
YieldMaxTM CVNA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		35.20%
YieldMaxTM CVNA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.80%
YieldMax DIS Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		9.30%
YieldMax DIS Option Income Strategy ETF | The Walt Disney Company, Expiration: 11/21/2025; Exercise Price: $120.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(8.00%)
YieldMax DIS Option Income Strategy ETF | The Walt Disney Company, Expiration: 11/21/2025; Exercise Price: $120.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.90%
YieldMax DIS Option Income Strategy ETF | The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $113.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMax DIS Option Income Strategy ETF | The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $114.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMax DIS Option Income Strategy ETF | The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $117.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax DIS Option Income Strategy ETF | The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $116.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax DIS Option Income Strategy ETF | The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $115.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax DIS Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
YieldMax DIS Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(8.00%)
YieldMax DIS Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		9.30%
YieldMax DIS Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.40%
YieldMax DIS Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		88.30%
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 11/21/2025; Exercise Price: $31.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(7.80%)
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 11/21/2025; Exercise Price: $31.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.70%
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $32.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.10%)
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $35.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $33.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $33.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $32.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $36.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $34.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $35.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax(R) DKNG Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.10%)
YieldMax(R) DKNG Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(7.80%)
YieldMax(R) DKNG Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		92.00%
YieldMax(R) DKNG Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.00%
YieldMax Gold Miners Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 11/21/2025; Exercise Price: $75.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.10%)
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 11/21/2025; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.20%
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $73.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $74.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $74.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $76.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $77.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[7]	0.00%
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $77.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[7]	0.00%
YieldMax Gold Miners Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
YieldMax Gold Miners Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.10%)
YieldMax Gold Miners Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		89.30%
YieldMax Gold Miners Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
YieldMax Gold Miners Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.40%
YieldMax GOOGL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.40%
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.90%
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $290.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $220.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $297.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $292.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $295.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $305.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[8]	0.00%
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[8]	0.00%
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $307.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[8]	0.00%
YieldMax GOOGL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMax GOOGL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax GOOGL Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		70.50%
YieldMax GOOGL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.40%
YieldMax GOOGL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		22.10%
YieldMax(R) HOOD Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.30%
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc., Expiration: 12/19/2025; Exercise Price: $145.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.20%
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc., Expiration: 12/19/2025; Exercise Price: $145.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(9.40%)
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $160.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.00%)
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $157.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.80%)
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $150.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $170.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $172.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $165.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $175.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax(R) HOOD Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.50%)
YieldMax(R) HOOD Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(9.40%)
YieldMax(R) HOOD Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		80.60%
YieldMax(R) HOOD Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.40%
YieldMax(R) HOOD Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.00%
YieldMax Innovation Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.30%
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 11/21/2025; Exercise Price: $80.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.10%
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 11/21/2025; Exercise Price: $80.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $89.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.80%)
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $90.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $88.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $93.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $94.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $91.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax Innovation Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.90%)
YieldMax Innovation Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
YieldMax Innovation Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		71.00%
YieldMax Innovation Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.30%
YieldMax Innovation Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
YieldMax JPM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.60%
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $290.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.60%
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $290.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $317.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $315.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $320.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $325.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price $290.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[9]	0.00%
YieldMax JPM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax JPM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMax JPM Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		77.60%
YieldMax JPM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.60%
YieldMax JPM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.80%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value			1.60%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value			(0.10%)
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax NVDA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value			14.80%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value			14.60%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Yieldmax Tsla Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value			14.10%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax MSFT Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value			13.90%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax AAPL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value			13.90%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Yieldmax META Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value			12.40%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $250.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value			(0.10%)
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $255.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[10]		(0.00%)
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.40%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.70%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		83.90%
YieldMax(TM) MARA Option Income Strategy ETF | Marathon Digital Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $19.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.10%)
YieldMax(TM) MARA Option Income Strategy ETF | Marathon Digital Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $19.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.20%
YieldMax(TM) MARA Option Income Strategy ETF | Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $18.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.10%
YieldMax(TM) MARA Option Income Strategy ETF | Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $18.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.50%)
YieldMax(TM) MARA Option Income Strategy ETF | Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $19.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.50%)
YieldMax(TM) MARA Option Income Strategy ETF | Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $19.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.20%)
YieldMax(TM) MARA Option Income Strategy ETF | Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $22.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
YieldMax(TM) MARA Option Income Strategy ETF | Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $21.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
YieldMax(TM) MARA Option Income Strategy ETF | Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $22.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
YieldMax(TM) MARA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.70%)
YieldMax(TM) MARA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(8.60%)
YieldMax(TM) MARA Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		91.20%
YieldMax(TM) MARA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.80%
YieldMax META Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.50%
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/21/2025; Exercise Price: $740.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(14.20%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/21/2025; Exercise Price: $740.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $680.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $670.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $700.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $690.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $665.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $685.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $705.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[11]	0.00%
YieldMax META Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMax META Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(14.20%)
YieldMax META Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		78.60%
YieldMax META Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.50%
YieldMax META Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.90%
YieldMax MRNA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.50%
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/21/2025; Exercise Price: $25.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/21/2025; Exercise Price: $25.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.90%)
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $26.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.80%)
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $26.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.20%)
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $29.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.90%
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $30.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.80%)
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $29.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $33.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $28.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
YieldMax MRNA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(5.00%)
YieldMax MRNA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.90%)
YieldMax MRNA Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		73.90%
YieldMax MRNA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.50%
YieldMax MRNA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		15.60%
YieldMax MSFT Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		23.40%
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 12/19/2025; Exercise Price: $515.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.00%
YieldMax MSFT Option Income Strategy ETF | Microsoft Corporation, Expiration: 12/19/2025; Exercise Price: $515.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.00%)
YieldMax MSFT Option Income Strategy ETF | Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $525.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax MSFT Option Income Strategy ETF | Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $527.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax MSFT Option Income Strategy ETF | Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $530.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 11/07/2025; Exercise Price: $535.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 11/07/2025; Exercise Price: $537.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax MSFT Option Income Strategy ETF | Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $540.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax MSFT Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMax MSFT Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.00%)
YieldMax MSFT Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		72.40%
YieldMax MSFT Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		23.30%
YieldMax MSFT Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.30%
YieldMaxTM MSTR Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.50%
YieldMaxTM MSTR Option Income Strategy ETF | Strategy Inc., Expiration: 11/21/2025; Exercise Price: $330.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(10.10%)
YieldMaxTM MSTR Option Income Strategy ETF | Strategy Inc., Expiration: 01/16/2026; Exercise Price: $300.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(5.60%)
YieldMaxTM MSTR Option Income Strategy ETF | Strategy, Inc., Expiration: 01/16/2026; Exercise Price: $300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.50%
YieldMaxTM MSTR Option Income Strategy ETF | Strategy Inc., Expiration: 12/19/2025; Exercise Price: $270.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.40%
YieldMaxTM MSTR Option Income Strategy ETF | Strategy Inc., Expiration: 12/19/2025; Exercise Price: $270.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.30%)
YieldMaxTM MSTR Option Income Strategy ETF | Strategy Inc., Expiration: 11/07/2025; Exercise Price: $280.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMaxTM MSTR Option Income Strategy ETF | Strategy, Inc., Expiration: 11/21/2025; Exercise Price: $330.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
YieldMaxTM MSTR Option Income Strategy ETF | Strategy Inc., Expiration: 11/07/2025; Exercise Price: $277.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMaxTM MSTR Option Income Strategy ETF | Strategy Inc., Expiration: 11/07/2025; Exercise Price: $282.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMaxTM MSTR Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
YieldMaxTM MSTR Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(18.00%)
YieldMaxTM MSTR Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		94.10%
YieldMaxTM MSTR Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.50%
YieldMaxTM MSTR Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
YieldMax NFLX Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.70%
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 11/21/2025; Exercise Price: $1,260.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(12.70%)
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,115.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,130.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 11/21/2025; Exercise Price: $1,260.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,145.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,160.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,170.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,175.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax NFLX Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.30%)
YieldMax NFLX Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(12.70%)
YieldMax NFLX Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		94.40%
YieldMax NFLX Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.70%
YieldMax NFLX Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.90%
YieldMax NVDA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.60%
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $165.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.50%
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $205.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.10%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $205.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.70%
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $210.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $165.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.30%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $215.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $212.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $217.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax NVDA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax NVDA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.40%)
YieldMax NVDA Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		66.10%
YieldMax NVDA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		20.60%
YieldMax NVDA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.30%
YieldMax(TM) PLTR Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.90%
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $160.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		9.50%
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $200.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.00%
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $200.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.70%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $210.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.80%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $212.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $225.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.80%
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $207.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $160.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $227.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
YieldMax(TM) PLTR Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.20%)
YieldMax(TM) PLTR Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.20%)
YieldMax(TM) PLTR Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		82.30%
YieldMax(TM) PLTR Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.90%
YieldMax(TM) PLTR Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.80%
YieldMax(TM) PLTR Option Income Strategy ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	[12]	(0.00%)
YieldMax PYPL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.20%
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $67.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.30%
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $67.51 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.50%)
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $70.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $73.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $69.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $72.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $71.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $74.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax PYPL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.50%)
YieldMax PYPL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.50%)
YieldMax PYPL Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		84.00%
YieldMax PYPL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.20%
YieldMax PYPL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.80%
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corporation, Expiration: 12/19/2025; Exercise Price: $130.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(16.90%)
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corporation, Expiration: 12/19/2025; Exercise Price: $130.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.10%
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $117.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $125.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $131.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $124.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $118.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $126.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $133.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[13]	0.00%
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $119.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[14]	(0.00%)
YieldMax(R) RBLX Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.00%)
YieldMax(R) RBLX Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(16.90%)
YieldMax(R) RBLX Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		96.50%
YieldMax(R) RBLX Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.50%
YieldMaxTM Short COIN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		39.10%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.40%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(14.00%)
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $345.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.80%)
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $325.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.60%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $335.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $337.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $315.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $510.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $317.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMaxTM Short COIN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(14.00%)
YieldMaxTM Short COIN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.80%)
YieldMaxTM Short COIN Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		58.30%
YieldMaxTM Short COIN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		39.10%
YieldMaxTM Short COIN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMaxTM Short COIN Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.40%
YieldMaxTM Short N100 Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.40%
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $605.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.80%)
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $605.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.70%
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 11/07/2025; Exercise Price: $622.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 11/07/2025; Exercise Price: $615.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.10%)
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $750.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	[15]	0.00%
YieldMaxTM Short N100 Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.80%)
YieldMaxTM Short N100 Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMaxTM Short N100 Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		92.90%
YieldMaxTM Short N100 Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.40%
YieldMaxTM Short N100 Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	[15]	0.00%
YieldMaxTM Short N100 Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.70%
YieldMaxTM Short NVDA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		41.30%
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $175.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(14.60%)
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $197.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.30%)
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $175.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.80%
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $250.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $182.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMaxTM Short NVDA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(14.60%)
YieldMaxTM Short NVDA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.30%)
YieldMaxTM Short NVDA Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		57.30%
YieldMaxTM Short NVDA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		41.30%
YieldMaxTM Short NVDA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMaxTM Short NVDA Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.10%
YieldMaxTM Short TSLA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		27.40%
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $355.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(24.50%)
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $435.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.40%)
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $410.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.50%
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $355.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $655.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMaxTM Short TSLA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(24.50%)
YieldMaxTM Short TSLA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.40%)
YieldMaxTM Short TSLA Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		71.60%
YieldMaxTM Short TSLA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		27.40%
YieldMaxTM Short TSLA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMaxTM Short TSLA Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.90%
YieldMax(TM) SMCI Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/21/2025; Exercise Price: $52.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/21/2025; Exercise Price: $52.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(8.20%)
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $54.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.90%)
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $58.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.40%
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $55.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $59.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.50%
YieldMax(TM) SMCI Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.00%)
YieldMax(TM) SMCI Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(8.20%)
YieldMax(TM) SMCI Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		89.40%
YieldMax(TM) SMCI Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax(TM) SMCI Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.30%
YieldMax SNOW Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.10%
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 12/19/2025; Exercise Price: $230.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.40%
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 12/19/2025; Exercise Price: $230.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.80%)
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $280.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.00%)
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $277.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.70%)
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $275.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.50%)
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $292.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $290.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $285.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.20%
YieldMax SNOW Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.20%)
YieldMax SNOW Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.80%)
YieldMax SNOW Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		68.70%
YieldMax SNOW Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.10%
YieldMax SNOW Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		19.20%
YieldMax TSLA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.00%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $415.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.60%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $420.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.30%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $462.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.30%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $415.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $420.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $460.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.80%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $487.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.50%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $485.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $467.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax TSLA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.60%)
YieldMax TSLA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.00%)
YieldMax TSLA Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		77.00%
YieldMax TSLA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.00%
YieldMax TSLA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.00%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 12/19/2025; Exercise Price: $300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.20%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 12/19/2025; Exercise Price: $300.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(5.60%)
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $305.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.10%)
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $315.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $310.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $320.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax(TM) TSM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(1.30%)
YieldMax(TM) TSM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(5.60%)
YieldMax(TM) TSM Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		93.40%
YieldMax(TM) TSM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.60%
YieldMax Ultra Option Income Strategy ETF | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.60%
YieldMax Ultra Option Income Strategy ETF | NuScale Power Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.30%
YieldMax Ultra Option Income Strategy ETF | Robinhood Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.10%
YieldMax Ultra Option Income Strategy ETF | Coinbase Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.30%
YieldMax Ultra Option Income Strategy ETF | CoreWeave Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.90%
YieldMax Ultra Option Income Strategy ETF | Rigetti Computing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
YieldMax Ultra Option Income Strategy ETF | SoundHound AI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.60%
YieldMax Ultra Option Income Strategy ETF | Symbotic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.50%
YieldMax Ultra Option Income Strategy ETF | Palantir Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.40%
YieldMax Ultra Option Income Strategy ETF | Quantum Computing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.90%
YieldMax Ultra Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.80%)
YieldMax Ultra Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax Ultra Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.60%
YieldMax Ultra Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax Ultra Option Income Strategy ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value		87.10%
YieldMax Ultra Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.20%
YieldMax(R) Ultra Short Option Income Strategy ETF | Reddit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.60%)
YieldMax(R) Ultra Short Option Income Strategy ETF | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.40%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Nebius Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.40%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Bitdeer Technologies Group [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.10%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		(5.40%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Circle Internet Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		(5.00%)
YieldMax(R) Ultra Short Option Income Strategy ETF | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.30%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Applied Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.00%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Kratos Defense & Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.00%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Energy Fuels Inc/Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value		(4.00%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.30%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value		(91.10%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		97.30%
YieldMax(R) Ultra Short Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.70%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax NVDA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.90%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.90%
YieldMaxTM Universe Fund of Option Income ETFs | Yieldmax Tsla Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.80%
YieldMaxTM Universe Fund of Option Income ETFs | Yieldmax Amzn Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.00%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax SNOW Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.90%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMaxTM PLTR Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.90%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax JPM Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.80%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax HOOD Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.80%
YieldMaxTM Universe Fund of Option Income ETFs | Yieldmax RDDT Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.80%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax DIS Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.80%
YieldMaxTM Universe Fund of Option Income ETFs | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
YieldMaxTM Universe Fund of Option Income ETFs | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		98.80%
YieldMax XOM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.80%
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corporation, Expiration: 12/19/2025; Exercise Price: $115.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.70%)
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corporation, Expiration: 12/19/2025; Exercise Price: $115.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.90%
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $116.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.40%)
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $117.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.20%)
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $119.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $120.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.10%
YieldMax XOM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.60%)
YieldMax XOM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.70%)
YieldMax XOM Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		93.10%
YieldMax XOM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.80%
YieldMax XOM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.10%
YieldMax XYZ Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		16.40%
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 11/21/2025; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.80%
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 11/21/2025; Exercise Price: $75.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.40%)
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 11/07/2025; Exercise Price: $80.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(2.60%)
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 11/07/2025; Exercise Price: $81.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		(0.90%)
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 11/07/2025; Exercise Price: $85.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.90%
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 11/07/2025; Exercise Price: $84.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.50%
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 11/07/2025; Exercise Price: $86.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.40%
YieldMax XYZ Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(3.50%)
YieldMax XYZ Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(6.40%)
YieldMax XYZ Option Income Strategy ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		74.00%
YieldMax XYZ Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		16.40%
YieldMax XYZ Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		9.60%

[1]	Less than -0.05% of net assets.
[2]	Less than 0.05% of net assets.
[3]	Less than 0.05% of net assets.
[4]	Less than 0.05% of net assets.
[5]	Less than 0.05% of net assets.
[6]	Less than 0.05% of net assets.
[7]	Less than 0.05% of net assets.
[8]	Less than 0.05% of net assets.
[9]	Less than 0.05% of net assets.
[10]	Less than -0.05% of net assets.
[11]	Less than 0.05% of net assets.
[12]	Less than -0.05% of net assets.
[13]	Less than 0.05% of net assets.
[14]	Less than -0.05% of net assets.
[15]	Less than 0.05% of net assets.